INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets	$ 8,998,844				$ 10,570,235				$ 8,998,844	$ 10,570,235
Current expense:
Federal									2,918,682	3,075,524	2,614,954
State									742,100	624,000	527,100
Deferred expense									1,571,801	1,097,072	1,121,173
Income Tax Expense (Benefit), Total	1,531,979	1,381,966	1,074,428	1,244,210	(537,326)	1,869,647	1,991,730	1,472,545	5,232,583	4,796,596	4,263,227
Income tax expense differs from that computed at the federal statutory rate, Amount
Tax at statutory federal income tax rate									5,693,081	5,111,979	4,932,520
Non-taxable income from bank-owned life insurance									(323,014)	(316,112)	(350,563)
Non-taxable interest and dividends									(281,570)	(454,939)	(517,512)
State taxes, net of federal benefit									480,473	405,600	342,615
Other, net									(336,387)	50,068	(143,833)
Income Tax Expense (Benefit), Total	1,531,979	1,381,966	1,074,428	1,244,210	(537,326)	1,869,647	1,991,730	1,472,545	5,232,583	4,796,596	4,263,227
Income tax expense differs from that computed at the federal statutory rate, %
Tax at statutory federal income tax rate (as a percent)									35.00%	35.00%	35.00%
Non-taxable income from bank-owned life insurance (as a percent)									(2.00%)	(2.20%)	(2.50%)
Non-taxable interest and dividends (as a percent)									(1.70%)	(3.10%)	(3.70%)
State taxes, net of federal benefit (as a percent)									3.00%	2.80%	2.40%
Other, net (as a percent)									(2.10%)	0.30%	(0.90%)
Total (as a percent)									32.20%	32.80%	30.30%
Parent Company [Member]
Current expense:
Income Tax Expense (Benefit), Total									(373,518)	(337,717)	(34,936)
Income tax expense differs from that computed at the federal statutory rate, Amount
Income Tax Expense (Benefit), Total									$ (373,518)	$ (337,717)	$ (34,936)